SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 18:-SUBSEQUENT EVENT

On February 7, 2023, the Company declared a cash dividend of $0.18 per share. The dividend, which was in the aggregate amount of approximately $5.7 million, was paid on March 7, 2023 to all of the Company's shareholders of record as of February 21, 2023.